Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Fair Value Liabilities Measured on Recurring Basis

The following table presents the Company’s liabilities measured at fair value on a recurring basis as of June 30, 2026 and December 31, 2025, classified within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total

June 30, 2026
Liabilities:
Contingent consideration - 42 Telecom Ltd.	$-	$-	$932	$932
Contingent consideration - Telvantis Voice Services, Inc.	$-	$-	$15,462	$15,462
Total liabilities	$-	$-	$16,394	$16,394

December 31, 2025
Liabilities:
Contingent consideration - 42 Telecom Ltd.	$-	$-	$3,733	$3,733
Contingent consideration - Telvantis Voice Services, Inc.	$-	$-	$31,106	$31,106
Total liabilities	$-	$-	$34,839	$34,839

The following table presents the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024, classified within the fair value hierarchy:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
December 31, 2025
Liabilities:
Contingent consideration - 42 Telecom Ltd.	$-	$-	$3,732,734	$3,732,734
Contingent consideration - Telvantis Voice Services, Inc.	$-	$-	$31,105,750	$31,105,750
Total liabilities	$-	$-	$34,838,484	$34,838,484

December 31, 2024
Total liabilities	$-	$-	$-	$-

Schedule of Changes in Fair Value of Contingent Consideration Measured at Fair Value

The following table presents the changes in fair value of contingent consideration measured at fair value for the six months ended June 30, 2026:

Contingent
Consideration
Balance, December 31, 2025	$34,839
Change in fair value - 42 Telecom Ltd.	(2,801)
Change in fair value - Telvantis Voice Servies, Inc.	(1,170)
Contingent consideration settled through issuance of common stock	(14,474)
Balance, June 30, 2026	$16,394

The following table presents changes in fair value of contingent consideration measured at fair value for the years ended December 31, 2025 and 2024:

Contingent
Consideration
Balance, December 31, 2023	$-
Purchase price consideration	-
Change in fair value	-
Balance, December 31, 2024	-
Purchase price consideration - 42 Telecom Ltd.	7,120,000
Purchase price consideration - Telvantis Voice Services, Inc.	31,105,750
Change in fair value	(3,387,266)
Balance, December 31, 2025	$34,838,484